U.S. SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C.  20594

                                            FORM 24F-2
                                    ANNUAL NOTICE OF SECURITIES SOLD
                                        PURSUANT TO RULE 24F-2
                        READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                                       PLEASE PRINT OR TYPE.

1.  NAME AND ADDRESS OF ISSUER:
    Endowments, Inc.
    P.O. Box 7650
    San Francisco, CA  94120


2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes:   __


3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-1884
    SECURITIES ACT FILE NUMBER:   2-34371

4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
    July 31, 1998
4(B). __  CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90
     CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C).  __  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
      FORM.
5.    CALCULATION OF REGISTRATION FEE:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):              $9,780,050

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:                             $11,068,403
(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending no earlier than
      October 11, 1995 that were not previously used to
      reduce registration fees payable to the Commission:
                                                          $ N/A
(iv)  Total available redemption credits [add items 5(ii) and 5(iii):
                                                          $11,068,403

(v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:             $(N/A)

(vi) Redemption credits available for use in future years
                                                         $(1,288,353)
     if item 5(i) is less than Item 5(iv) [subtract Item
     5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See
      Instruction C.9):                                   x .000295

(viii) Registration fee due [multiply Item 5(v) by Item
                                                          $0.00
5(vii)] (enter "0" if no fee is due):

6. PREPAID SHARES

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 1,430,336. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):
                                                           +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                            = $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

   CIK # _________  None

   Method of delivery:

   __  Wire transfer
   __  Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Patrick F. Quan


Patrick F. Quan
Secretary

Date September 25, 1998

* Please print the name and title of the signing officer below the signature.